SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) Year	Dec. 31, 2023 CAD ($) Year
Disclosure of classes of share capital [abstract]
Weighted-average fair value of options | $	$ 1.4	$ 2.21
Risk-free interest rate	3.75%	3.84%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	62.00%	70.00%
Expected options life in years | Year	3.52	3.79